Goodwill and Intangible Assets (Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 128,672	¥ 128,580
Gross carrying amount		8,381	8,702
Net carrying amount		8,381	8,702
Gross carrying amount		137,053	137,282
Accumulated amortization		72,364	63,042
Net carrying amount		56,308	65,538
Net carrying amount		64,689	74,240
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	126,979	126,882
Accumulated amortization	[1]	70,904	61,630
Net carrying amount	[1]	56,075	65,252
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		1,693	1,698
Accumulated amortization		1,460	1,412
Net carrying amount		¥ 233	¥ 286

[1]	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.